Vanguard Capital Value Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.0%)
Communication Services (10.2%)
Comcast Corp. Class A	544,236	24,474
Verizon Communications Inc.	275,878	16,939
* T-Mobile US Inc.	199,695	15,660
* Electronic Arts Inc.	89,288	9,599
* Charter Communications Inc. Class A	19,700	9,556
* Alphabet Inc. Class A	5,170	6,925
Cinemark Holdings Inc.	181,600	6,147
		89,300
Consumer Discretionary (6.2%)
Carter's Inc.	152,679	16,694
Expedia Group Inc.	114,719	12,406
General Motors Co.	293,057	10,726
* Dollar Tree Inc.	92,600	8,709
Steven Madden Ltd.	137,300	5,905
		54,440
Consumer Staples (5.4%)
Philip Morris International Inc.	276,642	23,540
Kroger Co.	539,983	15,654
Archer-Daniels-Midland Co.	170,900	7,921
		47,115
Energy (8.5%)
Chevron Corp.	136,212	16,415
Canadian Natural Resources Ltd.	461,800	14,939
Concho Resources Inc.	139,204	12,190
Diamondback Energy Inc.	81,677	7,584
Enbridge Inc.	162,400	6,459
Halliburton Co.	251,647	6,158
Tenaris SA ADR	253,189	5,732
Cimarex Energy Co.	91,707	4,814
		74,291
Financials (17.9%)
MetLife Inc.	397,253	20,248
Raymond James Financial Inc.	207,464	18,560
Bank of America Corp.	522,295	18,395
Citigroup Inc.	229,473	18,333
* Athene Holding Ltd. Class A	241,128	11,340
Unum Group	332,228	9,688
CNO Financial Group Inc.	483,681	8,769
Voya Financial Inc.	141,228	8,612
Bank OZK	259,680	7,922
TD Ameritrade Holding Corp.	149,434	7,427
London Stock Exchange Group plc	68,317	7,021
SLM Corp.	780,900	6,958
AXA Equitable Holdings Inc.	267,400	6,626
Atlantic Union Bankshares Corp.	169,700	6,372
		156,271

Health Care (12.3%)
	CVS Health Corp.	331,573	24,633
*	Centene Corp.	223,798	14,070
^	Koninklijke Philips NV	222,663	10,866
	Humana Inc.	28,771	10,545
	Bristol-Myers Squibb Co.	142,016	9,116
	Eli Lilly & Co.	59,980	7,883
	McKesson Corp.	52,973	7,327
	Gilead Sciences Inc.	109,700	7,129
	AstraZeneca plc ADR	127,100	6,337
*	Regeneron Pharmaceuticals Inc.	16,100	6,045
	Encompass Health Corp.	60,100	4,163
			108,114
Industrials (10.1%)
	Westinghouse Air Brake Technologies Corp.	198,301	15,428
	Southwest Airlines Co.	210,011	11,336
	Delta Air Lines Inc.	163,919	9,586
	Fortune Brands Home & Security Inc.	144,830	9,463
	Steelcase Inc. Class A	398,955	8,163
	AO Smith Corp.	171,000	8,146
	Sanwa Holdings Corp.	723,900	8,112
	Herman Miller Inc.	171,855	7,158
*	Spirit Airlines Inc.	143,100	5,768
	Pentair plc	119,700	5,491
	Scorpio Bulkers Inc.	1	—
			88,651
Information Technology (13.2%)
	Intel Corp.	348,197	20,840
	Western Digital Corp.	223,735	14,200
	Samsung Electronics Co. Ltd.	258,716	12,467
*	Lumentum Holdings Inc.	148,800	11,800
	KLA Corp.	62,165	11,076
	Amdocs Ltd.	140,735	10,160
	Genpact Ltd.	234,747	9,899
	Broadcom Inc.	30,282	9,570
*	Coherent Inc.	47,858	7,961
*	Micron Technology Inc.	143,200	7,701
*	Qorvo Inc.	1	—
			115,674
Materials (5.0%)
	Reliance Steel & Aluminum Co.	120,540	14,436
	Celanese Corp. Class A	85,985	10,586
	CRH plc	181,912	7,337
	Cabot Corp.	132,400	6,292
^	Nutrien Ltd.	102,100	4,888
			43,539
Other (0.1%)
*,§,1 Allstar Co-Invest LLC Private Placement		NA	659
			659
Real Estate (6.7%)
	Equinix Inc.	20,235	11,811
	Americold Realty Trust	326,185	11,436
	Host Hotels & Resorts Inc.	606,433	11,249
	Simon Property Group Inc.	50,350	7,500
	Columbia Property Trust Inc.	305,439	6,387

American Tower Corp.			22,916	5,267
Acadia Realty Trust			184,157	4,775
				58,425
Utilities (3.4%)
Exelon Corp.			318,310	14,512
* Iberdrola SA			846,256	8,721
Duke Energy Corp.			70,700	6,448
				29,681
Total Common Stocks (Cost $746,758)				866,160
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.3%)
Money Market Fund (1.5%)
2,3 Vanguard Market Liquidity Fund (Cost $13,101)	1.816%		130,997	13,101

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.8%)
RBS Securities, Inc.
(Dated 12/31/19, Repurchase Value
$6,701,000, collateralized by U.S. Treasury
Note/Bond 0.125%, 7/15/22, with a value of
$6,834,000)	1.550%	1/2/2020	6,700	6,700

Total Temporary Cash Investments (Cost $19,801)				19,801
Total Investments (101.3%) (Cost $766,559)				885,961
Other Assets and Liabilities-Net (-1.3%)				(11,283)
Net Assets (100%)				874,678

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,696,000.
§ Security value determined using significant unobservable inputs.
1 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement. See
Restricted Security table for additional information.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $13,100,000 was received for securities on loan.
ADR—American Depositary Receipt.

Restricted Securities as of Period End

		Acquisition Cost
Security Name	Acquisition Date	($000)
Allstar Co-Invest LLC Private Placement	August 2011	459

Derivative Financial Instruments Outstanding as of Period End
Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

Citibank, N.A.	3/18/20	JPY	801,276	USD	7,348	59	-

Barclays Bank plc	3/18/20	USD	7,419	JPY	801,276	12	-

						71	-
JPY— Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in

Capital Value Fund

Capital Value Fund

accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	821,843	43,658	659
Temporary Cash Investments	13,101	6,700	—
Forward Currency Contracts—Assets	—	71	—
Total	834,944	50,429	659